Summary of Derivative Instruments (Parenthetical) (Detail) - Interest Rate Swaps	12 Months Ended
Dec. 31, 2020
Non-designated
Derivative [Line Items]
Derivative term	January 15, 2023
Non-designated | Minimum
Derivative [Line Items]
Fixed interest rate on derivative contracts	1.73%
Non-designated | Maximum
Derivative [Line Items]
Fixed interest rate on derivative contracts	2.94%
Designated
Derivative [Line Items]
Derivative term	April 30, 2027
Designated | Minimum
Derivative [Line Items]
Fixed interest rate on derivative contracts	0.17%
Designated | Maximum
Derivative [Line Items]
Fixed interest rate on derivative contracts	1.58%
Non-designated
Derivative [Line Items]
Fixed interest rate on derivative contracts	3.00%
Derivative term	December 31, 2021